UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------

Check here if Amendment |_|; Amendment Number:
                                               ------
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name: Marcuard Family Office Ltd.
Address: Theaterstrasse 12, CH-8024 Zurich

Form 13F File Number: 28-
                         ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Stocker              Samuel Hochuli
Title:   Managing Partner           Vice President
Phone:   +41 43 344 6000            +41 43 344 6000


Signature, Place, and Date of Signing:


/s/ Peter Stocker                   Zurich, Switzerland            1/31/12
-------------------------------- --------------------------- -------------------
[Signature]                             [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number Name

      28-
      ------------------ ------------------------------------------------
      [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: none
                                   -------------------------

Form 13F Information Table Entry Total: 49
                                        --------------------

Form 13F Information Table Value Total: $ 95,388
                                        ---------------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. Form 13F File Number Name

           28-
      -------------------------------- --------------------------------------
      [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                                                                Voting Authority
                                                            Value     Shares/   Sh/ Put/  Invstmt  Other   -------------------------
Name of Issuer                 Title of class     CUSIP    (x$1000)   Prn Amt   Prn Call  Dscretn Managers   Sole    Shared   None
-----------------------------  ----------------  ---------  --------  --------  --- ----  ------- -------- -------- -------- -------
SPDR S&P 500 ETF TR            TR Unit           78462F103    11,206    89,087   Sh        Sole                                None
ALEXION PHARMACEUTICALS INC    COM               015351109    10,604   131,646   Sh        Sole                                None
CABOT CORP                     COM               127055101     9,036   240,000   Sh        Sole                                None
VANGUARD INTL EQUITY INDEX F   MSCI PAC ETF      922042866     5,091    89,245   Sh        Sole                                None
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U100     4,668    76,025   Sh        Sole                                None
ISHARES TR                     RUSSELL 2000      464287655     4,645    59,400   Sh        Sole                                None
ISHARES TR                     S&P EURO PLUS     464287861     4,259   108,390   Sh        Sole                                None
ISHARES INC                    MSCI AUSTRALIA    464286103     3,593   141,277   Sh        Sole                                None
ISHARES TR                     BARCLYS TIPS BD   464287176     2,652    24,700   Sh        Sole                                None
ISHARES TR                     RUSSELL1000VAL    464287598     2,531    39,000   Sh        Sole                                None
ISHARES TR                     MSCI ACJPN IDX    464288182     2,349    36,870   Sh        Sole                                None
MARKET VECTORS ETF TR          RUSSIA ETF        57060U506     2,334    61,560   Sh        Sole                                None
ISHARES TR                     S&P 1500 INDEX    464287150     2,244    39,200   Sh        Sole                                None
ISHARES TR                     FTSE CHINA25 IDX  464287184     2,171    50,380   Sh        Sole                                None
CLAYMORE EXCHANGE TRD FR TR    GUGG BRIC ETF     18383M100     2,167    46,970   Sh        Sole                                None
MARKET VECTORS ETF TR          MINOR METALS      57060U472     2,046    85,000   Sh        Sole                                None
ISHARES TR                     S&P 500 INDEX     464287200     1,894    15,000   Sh        Sole                                None
POWERSHARES QQQ TRUST          UNIT SER 1        73935A104     1,638    30,076   Sh        Sole                                None
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF   922042874     1,486    30,300   Sh        Sole                                None
ISHARES INC                    MSCI EMU INDEX    464286608     1,432    40,655   Sh        Sole                                None
ISHARES INC                    MSCI SWITZERLD    464286749     1,379    55,000   Sh        Sole                                None
BERKSHIRE HATHAWAY INC DEL     CL A              084670108     1,325        11   Sh        Sole                                None
CLAYMORE EXCHANGE TRD FR TR    GUGG S&P GBL WTR  18383Q507     1,313    63,000   Sh        Sole                                None
ISHARES INC                    MSCI JAPAN        464286848     1,038    95,249   Sh        Sole                                None
ISHARES INC                    MSCI EMERG MKT    464287234       929    19,506   Sh        Sole                                None
ISHARES TR                     BARCLYS 1-3 YR    464287457       890    10,600   Sh        Sole                                None
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT      73935S105       949    31,100   Sh        Sole                                None
CLAYMORE EXCHANGE TRD FR TR    GUGG FRNTR MKT    18383Q838       855    35,000   Sh        Sole                                None
MARKET VECTORS ETF TR          AGRIBUS ETF       57060U605       773    14,400   Sh        Sole                                None
ISHARES TR                     BARCLYS 1-3YR CR  464288646       745     7,150   Sh        Sole                                None
VALE S A                       ADR               91912E105       726    21,000   Sh        Sole                                None
MARKET VECTORS ETF TR          URAN NUCLR ENRGY  57060U704       634    25,000   Sh        Sole                                None
SELECT SECTOR SPDR TR          SBI INT-FINL      81369Y605       560    35,085   Sh        Sole                                None
ISHARES TR                     JPMORGAN USD      464288281       514     4,800   Sh        Sole                                None
ISHARES INC                    MSCI CDA INDEX    464286509       512    16,522   Sh        Sole                                None
TERADYNE INC                   COM               880770102       463    33,000   Sh        Sole                                None
SPDR INDEX SHS FDS             S&P BRIC 40ETF    78463X798       431    15,735   Sh        Sole                                None
SELECT SECTOR SPDR TR          TECHNOLOGY        81369Y803       378    15,000   Sh        Sole                                None
BAXTER INTL INC                COM               071813109       334     6,600   Sh        Sole                                None
LAM RESEARCH CORP              COM               512807108       321     6,200   Sh        Sole                                None
CELSION CORPORATION            COM NEW           15117N305       308   150,025   Sh        Sole                                None
ISHARES INC                    MSCI BRAZIL       464286400       285     3,685   Sh        Sole                                None
KKR & CO L P DEL               COM UNITS         48248M102       284    20,000   Sh        Sole                                None
BERKSHIRE HATHAWAY INC DEL     CL B NEW          084670702       280     3,500   Sh        Sole                                None
MARKET VECTORS ETF TR          GBL ALTER ENRG    57060U407       245    12,220   Sh        Sole                                None
MCDONALDS CORP                 COM               580135101       230     3,000   Sh        Sole                                None
YINGLI GREEN ENERGY HLDG CO    ADR               98584B103       226    22,900   Sh        Sole                                None
ISHARES INC                    MSCI PAC J IDX    464286665       212     4,505   Sh        Sole                                None
CHINA MOBILE LIMITED           SPONSORED ADR     16941M109       203     4,100   Sh        Sole                                None